Income Taxes - Schedule of Deferred Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Assets and Liabilities [Abstract]
Depreciation and amortization	$ 28,948	$ 2,357
Allowance for CECL	6,971	7,916
Inventory reserve	4,854
Deferred tax assets	$ 40,773	$ 10,273